INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PRC	Dec. 31, 2013 PRC	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2014 China Lodging Holdings (HK) Limited HONG KONG CNY	Dec. 31, 2013 China Lodging Holdings (HK) Limited HONG KONG CNY	Dec. 31, 2012 China Lodging Holdings (HK) Limited HONG KONG CNY	Dec. 31, 2014 Starway HONG KONG CNY	Dec. 31, 2013 Starway HONG KONG CNY	Dec. 31, 2012 Starway HONG KONG CNY	Dec. 31, 2014 China Lodging Holdings Singapore Pte. Ltd. SINGAPORE CNY	Dec. 31, 2013 China Lodging Holdings Singapore Pte. Ltd. SINGAPORE CNY	Dec. 31, 2012 China Lodging Holdings Singapore Pte. Ltd. SINGAPORE CNY	Dec. 31, 2014 Hanting Technology (Suzhou) Co., Ltd PRC
Income tax
Tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	17.00%	17.00%	17.00%
Profit tax	$ 18,229	113,105	104,820	54,169								0	0	0	0	0	0	0	0	0
Income tax exemption period																					2 years
Period of income tax rate reduction																					3 years
Percentage of tax reduction																					50.00%